STOCKHOLDERS' EQUITY (Details 2) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 16, 2017	Jun. 30, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)		1,844
Number of Options, Granted (in Shares)	3,555,500	3,555,500
Number of Options, Exercised (in Shares)		0
Number of Options, Cancelled (in Shares)		(1,844)
Number of Options, Outstanding (in Shares)		3,555,500	1,844
Number of Options, Exercisable (in Shares)		0
Weighted Average Exercise Price Outstanding		$ 1,544.37
Weighted Average Exercise Price, Granted	$ 1.55	1.55
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Cancelled		1,544.37
Weighted Average Exercise Price, Outstanding		1.55	$ 1,544.37
Weighted Average Exercise Price, Exercisable		$ 0
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)		1,844	2,528
Number of Options, Granted (in Shares)			0
Number of Options, Exercised (in Shares)			0
Number of Options, Cancelled (in Shares)			(684)
Number of Options, Outstanding (in Shares)			1,844
Number of Options, Exercisable (in Shares)			1,129
Weighted Average Exercise Price Outstanding		$ 1,544	$ 9,588
Weighted Average Exercise Price, Granted			0
Weighted Average Exercise Price, Exercised			0
Weighted Average Exercise Price, Cancelled			2,596
Weighted Average Exercise Price, Outstanding			1,544
Weighted Average Exercise Price, Exercisable			$ 2,339